Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class AAA
C000239633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
Average Annual Return, Percent	7.64%	14.66%	5.89%	5.31%
C000034315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class I
C000002898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class A
Average Annual Return, Percent	2.82%	9.82%	5.46%	5.48%
Without Sales Load [Member] | C000002899
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	16.47%	6.69%	6.11%
Without Sales Load [Member] | C000239633
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	15.66%	5.89%	5.31%
Without Sales Load [Member] | C000034315
Average Annual Return [Line Items]
Average Annual Return, Percent	9.24%	16.94%	6.99%	6.39%
Without Sales Load [Member] | C000002898
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	16.52%	6.71%	6.11%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	14.47%	10.56%	8.68%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	14.47%	10.56%	8.68%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	14.47%	10.56%	8.68%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%	14.22%	10.84%	9.11%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	14.47%	10.56%	8.68%